INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]	The effective rate differs from the statutory rate of 34% for due to the following:

	2014	2013
Statutory rate on pre-tax book loss	(34.00)%	(34.00)%
Stock based compensation	23.0%	11.70%
Financing costs	2.4%	2.40%
Valuation allowance	8.6%	19.90%
	0.00%	0.00%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	The Company’s deferred taxes as of December 31, 2014 and 2013 consist of the following:

	2014	2013
Non-Current deferred tax asset:
Net operating loss carry-forwards	$2,300,000	$1,400,000
Valuation allowance	(2,300,000)	(1,400,000)
Net non-current deferred tax asset	$-	$-